Long-lived Assets - Property and Equipment (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013
Property, Plant and Equipment, Gross		$ 13,078		$ 507,939
Less: Accumulated Depreciation		7,785		422,533
Property and Equipment, Net	$ 3,520	5,293	$ 5,293	85,406
Building and Improvements
Property, Plant and Equipment, Gross		0		117,898
Furniture and Fixtures
Property, Plant and Equipment, Gross		13,078		23,452
Office Equipment
Property, Plant and Equipment, Gross		0		38,690
Lab Equipment
Property, Plant and Equipment, Gross		$ 0		$ 327,899